Stockholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholders’ Equity

Note 6 – Stockholders’ Equity

Authorized Capital

The Company is authorized to issue 45,000,000 shares of common stock, $0.0001 par value per share, and 5,000,000 shares of preferred stock, $0.0001 par value per share. The holders of the Company’s common stock are entitled to one vote per share. No preferred shares have been issued as of the date hereof.

Common Stock Transactions

In March 2021, the Company sold 1,251,625 shares of common stock at $4.00 per share for gross proceeds of $5,006,500 in connection with a private placement of securities. The costs associated with such issuance were $407,445 in cash and warrants to purchase 89,730 shares of Common Stock of the Company with a term of 5 years and an exercise price of $4.00 per share. An aggregate of $480,000 of proceeds were raised from related parties (including an aggregate of $430,000 from Alex Behfar’s family member, Richard Brown, Richard Ogawa and James Shealy), representing approximately 10% of the total gross proceeds.

Note 6 – Stockholders’ Equity

Authorized Capital

The Company is authorized to issue 45,000,000 shares of common stock, $0.0001 par value per share, and 5,000,000 shares of preferred stock, $0.0001 par value per share. The holders of the Company’s common stock are entitled to one vote per share. No preferred shares have been issued through December 31, 2021.

Common Stock Transactions

In March 2021, the Company sold 1,251,625 shares of common stock at $4.00 per share for gross proceeds of $5,006,500 in connection with a private placement of securities. The costs associated with such issuance were $407,445 in cash and warrants to purchase 89,730 shares of Common Stock of the Company with a term of 5 years and an exercise price of $4.00 per share. An aggregate of $480,000 of proceeds were raised from related parties (including an aggregate of $430,000 from Alex Behfar’s family member, Richard Brown, Richard Ogawa and James Shealy), representing approximately 10% of the total gross proceeds.